RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Management fee expenses and management fee payable in respect of the Management Fee, Technical Advisor's Fee and Designated Representative Fee for the years ended and as of December 31, 2012, 2011 and 2010 are as follows:

(in thousands of $)	2012	2011	2010
Management fee expenses	51	63	47
Management fee payable	13	52	12